Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Jan. 01, 2019 CNY (¥)
Deferred subsidy income	¥ 7,638	¥ 3,920
Operating lease right-of-use assets	¥ 15,061	¥ 16,435	$ 2,218	¥ 13,100
Operating lease, liability				¥ 11,333
Minimum [Member]
VAT surcharges percent	6.00%	6.00%
Maximum [Member]
VAT surcharges percent	17.00%	17.00%
Peoples Bank of China [Member]
Translation exchange rates	6.8101	6.9762	6.8101
Federal Reserve Bank of New York [Member]
Translation exchange rates	6.7896		6.7896